Borrowings	12 Months Ended
Dec. 31, 2018
ZHEJIANG TIANLAN
Borrowings
	2018	2017
	RMB’000	RMB’000

Current portion	32,275	29,438
Non-current portion	23,178	54,630
Total borrowings by the Company	55,453	84,068

(i)	On May 15, 2015, the Company signed a sales and leaseback agreement with lessor A with total principal of RMB66,700,000 and is repayable within 5 years. The third party loan is denominated in Renminbi. The third party loan borrowed by the Company as of December 31, 2018 bears interest at fixed rates 5.27% (2017: 5.27%) per annum and is secured by the Company’s machinery A. Interest paid during the year ended December 31, 2018 was approximately RMB1,206,000 (2017: RMB2,027,000 and 2016: RMB2,011,000) and was included in “Cost of revenue” in the Group’s consolidated statements of operations.

(ii)	On December 9, 2015, the Company signed a sales and leaseback agreement with lessor B with total principal of RMB87,560,000 and is repayable within 5 years. The third party loan is denominated in Renminbi. The third party loan borrowed by the Company as of December 31, 2018 bears interest at fixed rates 4.83% (2017: 4.83%) per annum and are secured by the Company’s machinery B and the franchise, income and account receivables generated from Machinery B. Interest paid during the year ended December 31, 2018 was approximately RMB2,437,000 (2017: RMB3,273,000 and 2016: RMB3,192,000) and was included in “Cost of revenue” in the Group’s consolidated statements of operations.